Investment in securities - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2024 security	Dec. 31, 2022 USD ($)	Dec. 31, 2023 security
Debt Securities, Available-for-sale [Line Items]
Debt securities, available-for-sale, unrealized loss position, number of positions	184		163
Debt securities, available-for-sale, securities in unrealized loss positions, percentage of portfolio fair value	87.70%		96.20%
Debt securities, available-for-sale, securities in unrealized loss positions, percentage of fair value of affected securities	8.30%		9.40%
Available-for-sale securities, transfers to held to maturity, unrealized losses | $		$ 99.1
US government and federal agencies
Debt Securities, Available-for-sale [Line Items]
Held-to-maturity, securities in unrealized loss positions, number of positions	220		219
Held-to-maturity, securities in unrealized loss positions, percentage of portfolio fair value	100.00%		100.00%
Held-to-maturity, securities in unrealized loss positions, percentage of fair value of affected securities	21.30%		16.30%
Residential mortgage-backed securities
Debt Securities, Available-for-sale [Line Items]
Debt securities, available-for-sale, unrealized loss position, number of positions	13		13
Residential mortgage-backed securities | Minimum
Debt Securities, Available-for-sale [Line Items]
Percentage of weighted average credit support	16.00%
Percentage of loan to value ratio	44.00%
Residential mortgage-backed securities | Maximum
Debt Securities, Available-for-sale [Line Items]
Percentage of weighted average credit support	50.00%
Percentage of loan to value ratio	52.00%